UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06072

Treasury Money Portfolio

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Treasury Money Portfolio

				Principal Amount ($)	Value ($)

	Repurchase Agreements 109.8%
Banc of America Securities LLC, 5.2%, dated 8/16/2006, to be repurchased at $36,358,800 on 10/24/2006 (a)				36,000,000	36,000,000
Banc of America Securities LLC, 5.3%, dated 9/29/2006, to be repurchased at $50,022,083 on 10/2/2006 (b)				50,000,000	50,000,000
BNP Paribas, 5.07%, dated 9/29/2006, to be repurchased at $127,053,658 on 10/2/2006 (c)				127,000,000	127,000,000
BNP Paribas, 5.18%, dated 9/20/2006, to be repurchased at $45,577,219 on 11/17/2006 (d)				45,200,000	45,200,000
Countrywide Securities Corp., 5.25%, dated 9/20/2006, to be repurchased at $80,676,667 on 11/17/2006 (e)				80,000,000	80,000,000
Countrywide Securities Corp., 5.27%, dated 9/29/2006, to be repurchased at $88,038,647 on 10/2/2006 (f)				88,000,000	88,000,000
Credit Suisse First Boston LLC, 5.05%, dated 9/29/2006, to be repurchased at $100,042,083 on 10/2/2006 (g)				100,000,000	100,000,000
Credit Suisse First Boston LLC, 5.18%, dated 9/20/2006, to be repurchased at $91,798,727 on 11/20/2006 (h)				91,000,000	91,000,000
Merrill Lynch Government Securities, Inc., 5.20%, dated 9/20/2006, to be repurchased at $72,863,200 on 12/12/2006 (i)				72,000,000	72,000,000
Morgan Stanley & Co., Inc., 5.21%, dated 8/10/2006, to be repurchased at $35,379,896 on 10/24/2006 (j)				35,000,000	35,000,000
The Goldman Sachs & Co., 5.17%, dated 9/12/2006, to be repurchased at $78,694,503 on 11/13/2006 (k)				78,000,000	78,000,000
UBS Securities LLC, 5.02%, dated 9/29/2006, to be repurchased at $45,107,627 on 10/2/2006 (l)				45,088,765	45,088,765
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 847,288,765)				109.8	847,288,765
Other Assets and Liabilities, Net				(9.8)	(75,473,696)

Net Assets				100.0	771,815,069

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	Collateralized by $37,161,000 US Treasury Bill, 4.744%, maturing on 12/28/2006 with a value of $36,720,271.
(b)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	14,059,000	US Treasury Bill	-	2/8/2007	13,812,124
	36,089,000	US Treasury Note	4.375-5.625	5/15/2008-11/15/2008	37,188,318
	Total Collateral Value				51,000,442
(c)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
10,224,000	US Treasury Bond	8.5	2/15/2020	14,041,275
112,527,000	US Treasury Note	2.625-7.25	7/31/2007-5/15/2016	115,499,590
Total Collateral Value				129,540,865
(d)	Collateralized by $42,947,000 US Treasury Inflation Index Note, 2.0%, maturing on 1/15/2014 with a value of $46,575,771.
(e)	Collateralized by $80,241,512 Government National Mortgage Association, with various coupon rates from 4.5-6.0%, with various maturities of 1/20/2033-8/20/2035 with a value of $81,600,000.

(f)	Collateralized by $89,560,345 Government National Mortgage Association, with various coupon rates from 3.5-15.0%, with various maturities of 3/15/2007-9/15/2036 with a value of $89,760,001.
(g)	Collateralized by $161,206,375 US Treasury STRIPS, with various maturities of 8/15/2008-5/15/2030 with a value of $102,001,974.
(h)	Collateralized by $147,838,312 US Treasury STRIPS, with various maturities of 11/15/2006-2/15/2036 with a value of $92,821,152.
(i)	Collateralized by $73,745,000 US Treasury Note, 4.125%, maturing on 8/15/2008 with a value of $73,440,002.
(j)	Collateralized by $94,588,000 US Treasury STRIPS, maturing on 11/15/2026 with a value of $35,700,349.
(k)	Collateralized by $80,396,000 US Treasury Note, 3.25%, maturing on 8/15/2007 with a value of $79,560,218.
(l)	Collateralized by $98,300,000 US Treasury STRIPS, maturing on 5/15/2022 with a value of $45,990,636.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Money Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Money Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006